Schedule of Allowance for Current Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Balance at the beginning of the period	¥ (5,434)	¥ (2,230)
Additions		(1,430)
Write-offs
Balance at the end of the period	¥ (5,434)	¥ (3,660)